CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 471.2	$ 629.7
Trade receivables, net	893.6	824.8
Inventories	653.4	666.3
Other current assets	374.4	308.7
Total current assets	2,392.6	2,429.5
Property, plant and equipment, net	885.4	840.6
Goodwill	1,475.3	1,316.4
Other intangible assets, net	1,878.2	1,774.2
Other assets	31.9	27.2
Total assets	6,663.4	6,387.9
Liabilities and Shareholders' Equity
Current maturities of long-term debt	106.0	266.0
Notes payable	56.0	24.9
Accounts payable	289.6	271.0
Other current liabilities	707.7	691.6
Total current liabilities	1,159.3	1,253.5
Long-term debt	2,206.5	2,022.5
Other liabilities	1,196.3	1,012.3
Total liabilities	4,562.1	4,288.3
Shareholders' equity
Preferred stock, $.01 par value, none outstanding	0	0
Common stock, $.01 par value, issued 108,008,682 shares at 2011 and 2010	1.1	1.1
Additional paid-in capital	1,593.6	1,569.5
Retained earnings	2,613.0	2,353.9
Common stock in treasury, at cost, 40,932,950 shares at 2011 and 37,652,891 shares at 2010	(1,925.7)	(1,667.6)
Accumulated other comprehensive loss	(180.7)	(157.3)
Total shareholders' equity	2,101.3	2,099.6
Total liabilities and shareholders' equity	$ 6,663.4	$ 6,387.9